Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 96.7%
	Australia: 7.9%
20,808	AGL Energy Ltd.	$295,950	0.6
151,642	Alumina Ltd.	250,521	0.5
31,263	Amcor Ltd.	356,918	0.7
92,411	Aurizon Holdings Ltd.	331,467	0.6
73,856	AusNet Services	91,135	0.2
65,328	Boral Ltd.	245,389	0.5
35,655	Coca-Cola Amatil Ltd.	235,248	0.5
21,649	Crown Resorts Ltd.	187,673	0.4
58,498	Harvey Norman Holdings Ltd.	168,307	0.3
13,316	Sonic Healthcare Ltd.	241,039	0.5
43,184	Stockland	132,553	0.2
56,859	Sydney Airport	291,965	0.6
35,069	Transurban Group - Stapled Security	338,264	0.7
135,557	Vicinity Centres	242,978	0.5
15,591	Wesfarmers Ltd.	399,680	0.8
6,281	Woolworths Group Ltd	136,266	0.3
		3,945,353	7.9

	Belgium: 0.5%
3,181	Colruyt S.A.	236,848	0.5

	China: 0.3%
38,000	BOC Hong Kong Holdings Ltd.	146,052	0.3
1	China Overseas Property Holdings Ltd.	–	–
		146,052	0.3

	Denmark: 2.6%
2,595	Carlsberg A/S	340,945	0.7
3,154	Coloplast A/S	335,080	0.7
12,551	Novo Nordisk A/S	590,629	1.2
		1,266,654	2.6

	Finland: 2.1%
7,801	Nokian Renkaat OYJ	222,875	0.5
31,171	Nordea Bank Abp	220,020	0.4
8,061	Sampo OYJ	348,539	0.7
9,223	UPM-Kymmene OYJ	230,737	0.5
		1,022,171	2.1

	France: 7.4%
7,524	Bouygues SA	263,041	0.5
10,597	Credit Agricole SA	120,449	0.2
4,408	Danone	352,110	0.7
3,170	Eiffage SA	303,041	0.6
25,189	Engie SA	351,171	0.7
1,504	Covivio	157,771	0.3
12,247	Getlink SE	188,884	0.4
8,067	Klepierre SA	274,628	0.6
7,258	Sanofi	586,140	1.2
1,270	Societe BIC S.A.	99,378	0.2
10,879	Societe Generale	272,158	0.6
2,845	Sodexo SA	327,366	0.7
12,426	SUEZ	166,234	0.3
3,176	Total SA	164,669	0.3
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
717		Vinci SA	$70,704	0.1
			3,697,744	7.4

		Germany: 5.4%
5,667		Aroundtown SA	48,081	0.1
5,695		BASF SE	375,837	0.8
2,693		Deutsche Boerse AG	370,637	0.7
11,959		Deutsche Post AG	351,842	0.7
20,162		Deutsche Telekom AG	339,449	0.7
999		Deutsche Wohnen SE	47,160	0.1
2,269		Hannover Rueck SE	339,635	0.7
1,395		Hugo Boss AG	80,931	0.2
2,226	(1)	Innogy SE	100,914	0.2
1,232		SAP SE	151,766	0.3
1,867		Siemens AG	211,576	0.4
61,848		Telefonica Deutschland Holding AG	173,495	0.4
8,132		TUI AG	74,971	0.1
			2,666,294	5.4

		Hong Kong: 4.3%
27,000		CK Hutchison Holdings Ltd.	255,025	0.5
29,993		CLP Holdings Ltd.	339,700	0.7
11,400		Dairy Farm International Holdings Ltd.	87,114	0.2
15,200		Hang Seng Bank Ltd.	381,550	0.8
57,000		HK Electric Investments & HK Electric Investments Ltd.	55,831	0.1
114,000		HKT Trust / HKT Ltd.	179,735	0.3
46,000		Power Assets Holdings Ltd.	318,311	0.6
3,800		Jardine Matheson Holdings Ltd.	244,027	0.5
92,000		NWS Holdings Ltd.	181,285	0.4
152,000		PCCW Ltd.	86,540	0.2
			2,129,118	4.3

		Ireland: 0.3%
37,224		AIB Group PLC	153,134	0.3

		Israel: 1.7%
31,850		Bank Hapoalim BM	229,364	0.5
41,588		Bank Leumi Le-Israel BM	278,651	0.5
73,590		Bezeq Israeli Telecommunication Corp., Ltd.	45,647	0.1
467		Elbit Systems Ltd.	66,331	0.1
28,299		Israel Chemicals Ltd.	141,769	0.3
4,587		Mizrahi Tefahot Bank Ltd.	100,327	0.2
			862,089	1.7

		Italy: 3.8%
20,254		Assicurazioni Generali S.p.A.	354,804	0.7
22,637		ENI S.p.A.	340,972	0.7
167,048		Intesa Sanpaolo SpA	340,726	0.7
30,460		Mediobanca Banca di Credito Finanziario SpA	280,445	0.6
5,999		Recordati S.p.A.	247,808	0.5

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Italy: (continued)
61,327		Snam SpA	$308,012	0.6
			1,872,767	3.8

		Japan: 24.2%
2,200		ABC-Mart, Inc.	137,323	0.3
8,700		ANA Holdings, Inc.	290,878	0.6
10,900		Aozora Bank Ltd.	263,782	0.5
1,100		Bridgestone Corp.	40,912	0.1
13,000		Canon, Inc.	366,236	0.7
130		Daiwa House REIT Investment Corp.	307,288	0.6
52,100		Daiwa Securities Group, Inc.	226,629	0.5
12,500		Dena Co., Ltd.	251,781	0.5
7,600		Fuji Film Holdings Corp.	362,139	0.7
5,400		Hamamatsu Photonics KK	192,481	0.4
8,100		Japan Airlines Co. Ltd.	254,003	0.5
27		Japan Prime Realty Investment Corp.	115,609	0.2
103		Japan Retail Fund Investment Corp.	207,483	0.4
17,400		JFE Holdings, Inc.	240,293	0.5
6,500		Konami Holdings Corp.	305,813	0.6
27,100		Konica Minolta, Inc.	237,764	0.5
8,700		Kyushu Railway Co.	258,827	0.5
4,300		Lawson, Inc.	200,990	0.4
2,200		Maruichi Steel Tube Ltd.	57,451	0.1
2,200		McDonald's Holdings Co. Japan Ltd.	99,984	0.2
8,700		Medipal Holdings Corp.	187,792	0.4
14,100		Mitsubishi Corp.	365,420	0.7
8,100		Mitsubishi Heavy Industries Ltd.	354,125	0.7
13,000		Mitsubishi Tanabe Pharma Corp.	152,875	0.3
23,300		Mitsui & Co., Ltd.	357,778	0.7
7,100		MS&AD Insurance Group Holdings, Inc.	224,454	0.5
263,300		Mizuho Financial Group, Inc.	371,165	0.8
9,800		NEC Corp.	361,800	0.7
76		Nippon Prologis REIT, Inc.	165,350	0.3
43		Nippon Building Fund, Inc.	294,076	0.6
11,900		Nippon Steel Corp.	196,794	0.4
40,200		Nissan Motor Co., Ltd.	272,881	0.6
201		Nomura Real Estate Master Fund, Inc.	312,242	0.6
17,400		NTT DoCoMo, Inc.	399,957	0.8
2,200	(2)	Oracle Corp. Japan	152,835	0.3
26,100		Ricoh Co., Ltd.	252,085	0.5
3,300		Sankyo Co., Ltd.	125,691	0.3
19,500		Seiko Epson Corp.	285,799	0.6
20,600		Sekisui House Ltd.	329,492	0.7
8,700		Seven & I Holdings Co., Ltd.	292,828	0.6
13,000		Subaru Corp.	300,397	0.6
23,300		Sumitomo Corp.	334,737	0.7
7,600		Sumitomo Mitsui Financial Group, Inc.	263,354	0.5
Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Japan: (continued)
3,800		Sundrug Co., Ltd.	$94,896	0.2
1,100		Suzuken Co., Ltd.	67,646	0.1
11,400		Teijin Ltd.	185,310	0.4
4,300		Toyo Suisan Kaisha Ltd.	167,972	0.3
98		United Urban Investment Corp.	161,789	0.3
4,300		West Japan Railway Co.	336,365	0.7
55,900		Yamada Denki Co., Ltd.	261,680	0.5
			12,047,251	24.2

		Luxembourg: 0.8%
2,199		RTL Group SA	105,260	0.2
18,077		SES S.A. - Luxembourg	273,034	0.6
			378,294	0.8

		Netherlands: 7.9%
14,304	(1)	ABN AMRO Group NV	302,201	0.6
3,914		Akzo Nobel NV	329,675	0.7
21,106		ING Groep NV	227,973	0.5
14,690		Koninklijke Ahold Delhaize NV	329,480	0.7
7,209		NN Group NV	273,661	0.5
39,325		Royal Dutch Shell PLC - Class A	1,218,102	2.5
14,288		Unilever NV	860,049	1.7
5,331		Wolters Kluwer NV	371,909	0.7
			3,913,050	7.9

		New Zealand: 0.5%
98,518		Spark New Zealand Ltd.	245,509	0.5

		Norway: 0.9%
13,333		Mowi ASA	309,398	0.6
17,458		Orkla ASA	151,185	0.3
			460,583	0.9

		Singapore: 1.7%
15,700		Singapore Airlines Ltd.	104,209	0.2
49,400		Singapore Exchange Ltd.	265,684	0.5
152,500		Singapore Telecommunications Ltd.	355,617	0.7
47,800		Singapore Technologies Engineering Ltd.	136,260	0.3
			861,770	1.7

		Spain: 3.1%
1,775	(1)	Aena SME SA	325,936	0.7
1,487		Amadeus IT Group SA	113,428	0.2
9,891		Enagas	270,349	0.5
12,138		Endesa S.A.	302,377	0.6
209	(2)	Ferrovial SA	4,982	0.0
14,462		Ferrovial SA - FERE	344,709	0.7
63,243		Mapfre SA	185,383	0.4
			1,547,164	3.1

		Sweden: 0.5%
17,882		Swedbank AB	256,464	0.5

		Switzerland: 8.1%
1,775	(2)	Alcon, Inc.	103,229	0.2
141		Givaudan	372,794	0.8
722		Kuehne & Nagel International AG	96,030	0.2

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland: (continued)
12,920	Nestle SA	$1,281,648	2.6
8,876	Novartis AG	762,785	1.5
3,577	Roche Holding AG	939,507	1.9
1,449	Zurich Insurance Group AG	469,520	0.9
		4,025,513	8.1

	United Kingdom: 12.7%
8,957	Admiral Group PLC	233,120	0.5
68,384	Aviva PLC	349,599	0.7
57,717	BAE Systems PLC	329,960	0.7
92,769	BT Group PLC	226,229	0.4
9,809	Bunzl PLC	262,044	0.5
197,633	Centrica PLC	233,683	0.5
6,357	Coca-Cola European Partners PLC - USD	352,178	0.7
16,584	Compass Group PLC	375,213	0.7
1,840	Diageo PLC	77,393	0.2
63,134	Direct Line Insurance Group PLC	252,395	0.5
31,578	GlaxoSmithKline PLC	609,646	1.2
11,954	Imperial Brands PLC	289,053	0.6
95,207	J Sainsbury PLC	240,800	0.5
110,917	Legal & General Group PLC	359,408	0.7
80,316	Marks & Spencer Group PLC	228,580	0.5
3,947	Next PLC	287,719	0.6
12,062	Persimmon PLC	300,046	0.6
9,983	Relx PLC (GBP Exchange)	232,262	0.5
69,459	Royal Mail PLC	179,700	0.4
131,274	Taylor Wimpey PLC	274,277	0.5
226,996	Vodafone Group PLC	370,600	0.7
101,330	WM Morrison Supermarkets PLC	251,712	0.5
		6,315,617	12.7

	Total Common Stock (Cost $49,533,043)	48,049,439	96.7

EXCHANGE-TRADED FUNDS: 1.1%
8,293	iShares MSCI EAFE ETF	525,776	1.1

	Total Exchange-Traded Funds (Cost $530,145)	525,776	1.1

RIGHTS: 0.0%
	United Kingdom: 0.0%
16,063	(2) Marks & Spencer Group PLC	7,920	0.0

	Total Rights (Cost $–)	7,920	0.0

	Total Investments in Securities (Cost $50,063,188)	$48,583,135	97.8
	Assets in Excess of Other Liabilities	1,104,406	2.2
	Net Assets	$49,687,541	100.0
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Non-income producing security.

Sector Diversification	Percentage of Net Assets
Financials	17.0%
Industrials	16.4
Consumer Staples	12.7
Health Care	9.7
Consumer Discretionary	9.0
Communication Services	6.8
Materials	6.0
Real Estate	5.0
Information Technology	5.0
Energy	4.6
Utilities	4.5
Exchange-Traded Funds	1.1
Rights	0.0
Assets in Excess of Other Liabilities	2.2
Net Assets	100.0%

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2019 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2019
Asset Table
Investments, at fair value
Common Stock
Australia	$–	$3,945,353	$–	$3,945,353
Belgium	–	236,848	–	236,848
China	–	146,052	–	146,052
Denmark	–	1,266,654	–	1,266,654
Finland	–	1,022,171	–	1,022,171
France	651,371	3,046,373	–	3,697,744
Germany	485,985	2,180,309	–	2,666,294
Hong Kong	266,849	1,862,269	–	2,129,118
Ireland	–	153,134	–	153,134
Israel	–	862,089	–	862,089
Italy	–	1,872,767	–	1,872,767
Japan	115,609	11,931,642	–	12,047,251
Luxembourg	273,034	105,260	–	378,294
Netherlands	–	3,913,050	–	3,913,050
New Zealand	–	245,509	–	245,509
Norway	–	460,583	–	460,583
Singapore	–	861,770	–	861,770
Spain	–	1,547,164	–	1,547,164
Sweden	–	256,464	–	256,464
Switzerland	103,229	3,922,284	–	4,025,513
United Kingdom	352,178	5,963,439	–	6,315,617
Total Common Stock	2,248,255	45,801,184	–	48,049,439
Exchange-Traded Funds	525,776	–	–	525,776
Rights	7,920	–	–	7,920
Total Investments, at fair value	$2,781,951	$45,801,184	$–	$48,583,135
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$–	$(55)	$–	$(55)
Written Options	–	(102,977)	–	(102,977)
Total Liabilities	$–	$(103,032)	$–	$(103,032)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Fund's investments are categorized as Level 2 investments.

At May 31, 2019, the following forward foreign currency contracts were outstanding for Voya International High Dividend Equity Income Fund:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 12	EUR 10	The Bank of New York Mellon	06/03/19	$–
USD 11,887	HKD 93,380	The Bank of New York Mellon	06/03/19	(24)
USD 5,685	HKD 44,654	The Bank of New York Mellon	06/04/19	(11)
USD 7,907	HKD 62,100	The Bank of New York Mellon	06/04/19	(15)
USD 4,470	HKD 35,074	The Bank of New York Mellon	06/05/19	(5)
				$(55)

Voya International High Dividend Equity Income Fund	PORTFOLIO OF INVESTMENTS as of May 31, 2019 (Unaudited) (Continued)

At May 31, 2019, the following OTC written equity options were outstanding for Voya International High Dividend Equity Income Fund:

Description	Counterparty	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value

EURO STOXX 50® Index	Morgan Stanley Capital Services LLC	Call	06/13/19	EUR	3,350.700	1,821	EUR	5,973,663	$110,359	$(27,108)
FTSE 100 Index	Morgan Stanley Capital Services LLC	Call	06/13/19	GBP	7,207.410	430	GBP	3,079,535	56,533	(25,197)
Nikkei 225 Index	Societe Generale	Call	06/13/19	JPY	21,403.500	23,828	JPY	490,885,156	112,017	(7,238)
S&P/ASX 200 Index	Morgan Stanley Capital Services LLC	Call	06/13/19	AUD	6,295.329	477	AUD	3,051,299	28,173	(43,434)
									$307,082	$(102,977)

Currency Abbreviations
AUD	-	Australian Dollar
EUR	-	EU Euro
GBP	-	British Pound
HKD	-	Hong Kong Sar Dollar
JPY	-	Japanese Yen
USD	-	United States Dollar

At May 31, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:

Cost for federal income tax purposes was $49,793,210.

Net unrealized depreciation consisted of:

Gross Unrealized Appreciation	$1,120,912
Gross Unrealized Depreciation	(2,398,657)

Net Unrealized Depreciation	$(1,277,745)